Summary of Significant Accounting Policies (Details) - Schedule of Diluted Net Loss Per Share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	83,500,000	538,146,000	26,585,920,000	27,153,442,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	40,000,000		26,365,738,000	26,335,738,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	43,500,000	538,146,000	220,182,000	817,704,000